OPERATING LEASES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Operating Leases
SCHEDULE OF COMPONENTS OF LEASE EXPENSE AND SUPPLEMENTAL CASH FLOW INFORMATION

The components of lease expense and supplemental cash flow information related to leases for the three months ended March 31, 2023 and 2022 are as follows:

Operating lease cost (included in general and administrative expenses in the Company’s unaudited condensed consolidated statements of operations)	Three months ended March 31,
	2023	2022

Related parties	$4,806	$4,726
Non-related parties	33,284	37,773
Total	$38,090	$42,499

Other information for the three months ended	March 31, 2023	March 31, 2022
Cash paid for amounts included in the measurement of lease obligations	$42,179	$51,477
Weighted average remaining lease term (in years)	2.91	3.66
Weighted average discount rate	3.23%	3.23%

The components of lease expense and supplemental cash flow information related to leases for the years ended December 31, 2022 and 2021 are as follows:

Operating lease cost (included in general and administrative expenses in the Company’s consolidated statements of operations) for the years ended	December 31, 2022	December 31, 2021

Related parties	$20,736	$32,677
Non-related parties	150,804	118,315

Other information for the years ended	December 31, 2022	December 31, 2021
Cash paid for amounts included in the measurement of lease obligations	$172,425	$151,586
Weighted average remaining lease term (in years)	3.11	3.82
Weighted average discount rate	3.23%	3.23%

SCHEDULE OF MATURITIES OF LEASE OBLIGATIONS

Maturities of the Company’s lease obligations as of March 31, 2023 are as follows:

Year ending December 31,
2023 (remaining)	$105,231
2024	119,801
2025	104,701
2026	42,953
2027	5,823
Total lease payment	378,509
Less: Imputed interest	(20,693)
Operating lease obligations	$357,816

Maturities of the Company’s lease obligations as of December 31, 2022 are as follows:

Year ending December 31,
2023	$139,875
2024	110,420
2025	95,408
2026	42,703
2027	5,789
Thereafter	-
Total lease payment	394,195
Less: Imputed interest	(22,352)
Operating lease obligations	$371,843